CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Professional fees	$ 24,374	$ 60,474	$ 56,874
Employee benefits	154,826	155,346	167,328
Rent	55,602	59,526	55,431
Travel	0	1,383	12,449
Shareholder's information	18,596	16,795	15,918
General and administrative expenses	23,601	18,545	14,043
Accretion expense	896	897	598
Net operating loss	(277,896)	(312,966)	(322,641)
Interest income	8	32	80
Foreign exchange loss (gain)	6,605	114	(8,634)
Writeback/ adjustment of accounts payable and accrued liabilities	13,370	334,014	0
Other income including government assistance	0	0	30,110
Net (loss) income before tax	(257,913)	21,194	(301,085)
Income tax expense	0	0	0
Net (loss) income and comprehensive (loss) income	$ (257,913)	$ 21,194	$ (301,085)
Net (loss) income and comprehensive (loss) income per share - basic (in dollars per share)	$ (0.01)	$ 0	$ (0.01)
Net (loss) income and comprehensive (loss) income per share - diluted (in dollars per share)	$ (0.01)	$ 0	$ (0.01)
Weighted average number of shares - basic (in share)	38,906,742	38,906,742	38,906,742
Weighted average number of shares - diluted (in share)	38,906,742	39,946,742	38,906,742